Gains or losses on financial assets and liabilities - Schedule of detail of liability balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial liabilities at fair value through profit or loss	€ 162,637	€ 155,453	€ 94,412
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	80,503	62,620	23,156
Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	9,017	7,497	1,645
Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	19,597	11,754	7,552
Customers
Financial instruments
Financial liabilities at fair value through profit or loss	51,889	43,369	13,959
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	5,371	5,427	5,454
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	26,174	22,515	12,236
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	50,589	64,891	53,566
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ 0	€ 0	€ 0